Intangible Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Below- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	$ (87,158)	$ (141,988)
Accumulated Amortization	82,029	117,878
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
Acquired Above- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	28,370	37,893
Accumulated amortization	(28,321)	(35,400)
Total Finite-Lived Intangibles, Net	49	2,493
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
Gross amount	83,488	112,033
Accumulated amortization	(79,242)	(99,994)
Total Finite-Lived Intangibles, Net	$ 4,246	$ 12,039